Acquisitions, Divestitures and Exchanges (Details) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2011 U.S. Cellular	Dec. 31, 2011 U.S. Cellular Licenses		Dec. 31, 2010 U.S. Cellular Licenses		Dec. 31, 2011 U.S. Cellular Businesses		May 08, 2011 U.S. Cellular Businesses	Dec. 31, 2011 TDS Telecom ILEC Businesses		Dec. 31, 2010 TDS Telecom ILEC Businesses		Dec. 31, 2011 Non Reportable Segment Businesses
Acquisitions, divestitures and exchanges
Goodwill	$ 68,622,000	[1]	$ 15,156,000	[1]									$ 68,107,000	[1]	$ 15,156,000	[1]	$ 515,000	[1]
Licenses	35,218,000		17,101,000			4,406,000		17,101,000		15,592,000	[2],[3]						15,220,000
Intangible assets subject to amortization	33,746,000	[4]	14,832,000	[4]						2,252,000	[2],[3],[4]		28,300,000	[4]	14,832,000	[4]	3,194,000	[4]
Net tangible assets (liabilities)	(11,760,000)		35,721,000							6,728,000	[2],[3]		(542,000)		35,721,000		(17,946,000)
Purchase Price	125,826,000	[5]	82,810,000	[5]		4,406,000	[5]	17,101,000	[5]	24,572,000	[2],[3],[5]		95,865,000	[5]	65,709,000	[5]	983,000	[5]
Purchase price allocation and valuation technique										an income approach valuation method							an income approach valuation method
Acquired entity										wireless business			OneNeck IT Services Corporation ("OneNeck")				Airadigm Communications, Inc. ("Airadigm")
Date of acquisition										5/9/2011			7/1/2011				9/23/2011
Voting stock acquired													100.00%				63.00%
Description of acquired entity													provider of hosted application management and managed IT hosting services				wireless service provider
Cash paid to acquire										24,600,000			95,000,000
Working capital adjustment													900,000
Amortizable goodwill acquired	700,000		9,800,000
Weighted average useful life, acquired finite lived intangibles	8
Intercompany note																	15,500,000
Gain on investment, equity investment remeasurement										13,400,000
Gain on investment	24,103,000				11,373,000												12,700,000
Ownership interest in equity method investment												49.00%
Fair value equity investment prior to acquisition												25,700,000
Fair value, noncontrolling interest of acquired entity																	400,000
Valuation technique, noncontrolling interest of acquired entity										an income approach valuation method
Debt assumed from acquisition																	32,700,000
Repayment of short-term debt	$ (32,671,000)

[1]	$0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.
[2]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 8.
[3]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[4]	The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.
[5]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.